UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


		                   FORM N-Q

		 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
              REGISTERED MANAGEMENT INVESTMENT COMPANIES



            Investment Company Act file number 811-03634
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                      The Guardian Bond Fund, Inc.
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          (Exact name of registrant as specified in charter)


                 7 Hanover Square New York, N.Y. 10004
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         (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                         Thomas G. Sorell
     The Guardian Bond Fund, Inc.          The Guardian Bond Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

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                    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  March 31, 2006
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

The Guardian Bond Fund, Inc.

 Schedule of Investments

March 31, 2006 (Unaudited)

Principal                                                      Value
Amount
- - -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- -- -
<c<c>          <s>                                       <c><c>
Asset Backed Securities - 10.2%
$ 2,890,000    Ameriquest Mtg. Secs., Inc.               $  2,789,695
               2003-5 A6
               4.541% due 4/25/2033(1)
    465,762    Amresco                                        463,755
               1997-1 MIF
               7.42% due 3/25/2027
  3,300,000    Capital Auto Receivables Asset Tr.           3,299,788
               2006-1 A2B
               4.779% due 9/15/2008(1)
  3,136,000    Carmax Auto Owner Tr.                        3,076,380
               2005-1 A4
               4.35% due 3/15/2010
    505,070    Caterpillar Financial Asset Tr.                497,601
               2004-A A3
               3.13% due 1/26/2009
    600,500    Countrywide Asset-Backed Certificates          589,184
               2004-S1 A2
               3.872% due 3/25/2020(1)
  3,300,000    Hertz Vehicle Financing LLC                  3,301,353
               2005-2A A1
               4.958% due 2/25/2010+(1)
  3,500,000    New Century Home Equity Loan Tr.             3,366,745
               2005-A A4
               5.114% due 8/25/2035(1)
  1,950,000    Nissan Auto Receivables Owner Tr.            1,906,662
               2003-B A4
               2.05% due 3/16/2009
  2,900,000    Renaissance Home Equity Loan Tr.             2,832,885
               2005-2 AF3
               4.499% due 8/25/2035(1)
  3,840,000    Residential Asset Mtg. Prods., Inc.          3,851,921
               2004-RS9 AII2
               5.158% due 5/25/2034(1)
  2,516,896    Residential Funding Mtg. Secs.               2,467,382
               2003-HS3 AI2
               3.15% due 7/25/2018
  4,100,000    Vanderbilt Acquisition Loan Tr.              4,091,059
               2002-1 A3
               5.70% due 9/7/2023
    770,000    Volkswagen Auto Lease Tr.                      756,413
               2004-A A4A
               3.09% due 8/20/2010

               Total Asset Backed Securities                33,290,823
               (Cost $33,821,908)

Collateralized Mortgage Obligations - 12.3%
$ 5,678,014    Banc of America Funding Corp.             $  5,470,414
               2006-1 3A1
               5.50% due 1/25/2036
               Countrywide Home Loans
Principal                                                      Value
Amount
- - -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- -- -
<c<c>          <s>                                       <c><c>
$ 5,761,158    2005-21 A2                                $  5,581,125
               5.50% due 10/25/2035
  2,348,939    2002-19 1A1                                  2,349,895
               6.25% due 11/25/2032
               FHLMC
    267,427    H006 A2                                        265,389
               2.837% due 2/15/2010
  1,650,000    2626 KA                                      1,505,653
               3.00% due 3/15/2030
  1,724,680    1534 Z                                       1,689,286
               5.00% due 6/15/2023
    727,630    2500 TD                                        727,680
               5.50% due 2/15/2016
  2,800,000    2367 ME                                      2,884,218
               6.50% due 10/15/2031
  6,208,990    J.P. Morgan Mtg. Tr.                         6,158,542
               2005-S2 2A15
               6.00% due 9/25/2035
  2,142,000    Mastr Asset Securitization Tr.               2,057,371
               2003-10 3A7
               5.50% due 11/25/2033
  3,078,381    Wells Fargo Mtg. Backed Secs. Tr.            2,976,410
               2006-1 A3
               5.00% due 3/25/2021
               Wells Fargo Mtg.-Backed Secs. Tr.
  3,500,000    2003-11 1A3                                  3,376,875
               4.75% due 10/25/2018
  5,496,795    2005-5 1A1                                   5,318,149
               5.00% due 5/25/2020

               Total Collateralized Mortgage Obligations    40,361,007
               (Cost $41,471,668)

Commercial Mortgage Backed Securities - 9.3%
$ 3,600,000    Banc of America Comm'l. Mtg., Inc.        $  3,484,877
               2005-6 AJ
               5.182% due 9/10/2047(1)
               Chase Comm'l. Mtg. Secs. Corp.
    679,177    1998-2 A2                                      692,818
               6.39% due 11/18/2030
    600,000    1997-1 C                                       608,826
               7.37% due 6/19/2029
  3,500,000    Crown Castle Towers LLC                      3,384,997
               2005-1A AFX
               4.643% due 6/15/2035+(1)
    817,310    First Union National Bank Comm'l. Mtg. Tr.     830,680
               2000-C2 A1
               6.94% due 10/15/2032
  3,500,000    GE Comm'l. Mtg. Corp.                        3,308,877
               2005-C1 A5
               4.772% due 6/10/2048
  1,124,623    GMAC Comm'l. Mtg. Secs., Inc.                1,140,782
               1997-C1 A3
               6.869% due 7/15/2029
Principal                                                      Value
Amount
- - -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- -- -
<c<c>          <s>                                       <c><c>
$ 3,450,000    Greenwich Capital Comm'l. Funding Corp.   $  3,257,226
               2005-GG3 AJ
               4.859% due 8/10/2042
               J.P. Morgan Chase Comm'l. Mtg. Secs. Corp.
  3,300,000    2005-LDP2 AJ                                 3,101,845
               4.842% due 7/15/2042(1)
  3,300,000    2005-LDP5 A4                                 3,223,981
               5.179% due 12/15/2044(1)
               Merrill Lynch Mtg. Tr.
    400,000    2004-BPC1 A5                                   380,513
               4.855% due 10/12/2041(1)
  3,300,000    2005-CIP1 A4                                 3,171,558
               5.047% due 7/12/2038(1)
    525,000    Morgan Stanley Capital I                       547,035
               1999-RM1 E
               6.987% due 12/15/2031(1)
    169,959    Mtg. Capital Funding, Inc.                     170,998
               1997-MC1 A3
               7.288% due 7/20/2027
  3,310,000    Wachovia Bank Comm'l. Mtg. Tr.               3,258,561
               2006-C23 AM
               5.466% due 1/15/2045

               Total Commercial Mortgage
               Backed Securities                            30,563,574
               (Cost $31,717,894)

Corporate Bonds - 19.3%
Aerospace and Defense - 0.8%
$   500,000    General Dynamics Corp.                    $    483,821
               4.50% due 8/15/2010
    200,000    Lockheed Martin Corp.                          259,668
               8.50% due 12/1/2029
    500,000    TRW, Inc.                                      600,837
               7.75% due 6/1/2029
               United Technologies Corp.
    500,000    4.375% due 5/1/2010                            482,354
    700,000    4.875% due 5/1/2015                            668,608

                                                            2,495,288

Automotive - 0.6%
               DaimlerChrysler NA Hldg.
    375,000    4.05% due 6/4/2008                             363,376
    175,000    6.50% due 11/15/2013                           177,987
    600,000    Ford Motor Credit Co.                          597,703
               6.50% due 1/25/2007
    900,000    General Motors Acceptance Corp.                895,848
               6.125% due 9/15/2006

                                                            2,034,914

Chemicals - 0.1%
    250,000    Lubrizol Corp.                                 242,100
               5.50% due 10/1/2014

Principal                                                      Value
Amount
- - -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- -- -
<c<c>          <s>                                       <c><c>
Energy - 0.5%
$   855,400    RAS Laffan Liquefied Natural Gas          $    825,923
               3.437% due 9/15/2009+
    650,000    Western Oil Sands, Inc.                        721,500
               8.375% due 5/1/2012

                                                            1,547,423

Energy-Refining - 0.4%
  1,000,000    Tosco Corp.                                  1,267,632
               8.125% due 2/15/2030

Entertainment - 0.3%
    900,000    Time Warner, Inc.                              968,695
               7.57% due 2/1/2024

Environmental - 0.3%
    850,000    Waste Management, Inc.                         906,780
               7.375% due 8/1/2010

Finance Companies - 1.3%
  1,000,000    Capital One Bank                             1,008,714
               5.75% due 9/15/2010
  1,000,000    CIT Group, Inc.                              1,002,459
               4.99% due 5/18/2007(1)
    400,000    General Electric Capital Corp.                 445,432
               6.75% due 3/15/2032
  1,000,000    Household Finance Corp.                      1,036,253
               6.375% due 11/27/2012
    700,000    Residential Capital Corp.                      701,122
               6.125% due 11/21/2008

                                                            4,193,980

Financial - 1.2%
    600,000    Ameriprise Financial, Inc.                     591,449
               5.65% due 11/15/2015
  1,100,000    Goldman Sachs Group, Inc.                    1,051,292
               5.125% due 1/15/2015
               Lehman Brothers Hldgs., Inc.
    500,000    4.25% due 1/27/2010                            478,807
    550,000    6.625% due 1/18/2012                           578,622
    600,000    Merrill Lynch & Co.                            572,450
               5.00% due 1/15/2015
               Morgan Stanley
    300,000    4.00% due 1/15/2010                            285,044
    450,000    4.75% due 4/1/2014                             419,847

                                                            3,977,511

Financial-Banks - 3.0%
  1,150,000    Bank of America Corp.                        1,113,219
               4.875% due 9/15/2012
    600,000    Bank One Corp.                                 587,571
               5.25% due 1/30/2013
    650,000    BB&T Corp.                                     609,155
               4.90% due 6/30/2017
               Citigroup, Inc.
    950,000    4.625% due 8/3/2010                            922,501
  1,200,000    5.00% due 9/15/2014                          1,148,520
Principal                                                      Value
Amount
- - -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- -- -
<c<c>          <s>                                       <c><c>
$   700,000    City Nat'l. Corp.                         $    682,868
               5.125% due 2/15/2013
    450,000    Credit Suisse First Boston                     469,949
               6.50% due 1/15/2012
    400,000    HSBC USA, Inc.                                 373,672
               4.625% due 4/1/2014
    900,000    J.P. Morgan Chase & Co.                        906,020
               5.75% due 1/2/2013
    750,000    MBNA America Bank Nat'l.                       815,591
               7.125% due 11/15/2012
    900,000    Sovereign Bank                                 866,539
               5.125% due 3/15/2013
    350,000    USB Capital IX                                 346,914
               6.189% due 3/29/2049(1)
    350,000    Wachovia Capital Tr. III                       343,868
               5.80% due 8/29/2049(1)
    500,000    Wachovia Corp.                                 485,212
               5.25% due 8/1/2014
    300,000    Washington Mutual Bank                         294,742
               5.65% due 8/15/2014

                                                            9,966,341

Food and Beverage - 0.5%
    950,000    Kellogg Co.                                    901,961
               2.875% due 6/1/2008
    650,000    Kraft Foods, Inc.                              632,946
               5.25% due 10/1/2013

                                                            1,534,907

Gaming - 0.1%
    350,000    Harrahs Operating Co., Inc.                    335,361
               5.625% due 6/1/2015

Home Construction - 0.3%
    500,000    D. R. Horton, Inc.                             465,158
               5.625% due 1/15/2016
    700,000    Ryland Group, Inc.                             692,951
               5.375% due 6/1/2008

                                                            1,158,109

Insurance - 0.9%
    550,000    Genworth Financial, Inc.                       519,878
               4.95% due 10/1/2015
    300,000    Metlife, Inc.                                  282,682
               5.70% due 6/15/2035
    700,000    Symetra Financial Corp.                        695,096
               6.125% due 4/1/2016+
    700,000    UnumProvident Finance Co.                      711,645
               6.85% due 11/15/2015+
    900,000    Willis Group NA                                876,784
               5.625% due 7/15/2015

                                                            3,086,085

Media-Cable - 0.8%
               Comcast Cable Comm., Inc.
  1,700,000    6.875% due 6/15/2009                         1,758,097
    600,000    9.455% due 11/15/2022                          756,899

                                                            2,514,996

Principal                                                      Value
Amount
- - -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- -- -
<c<c>          <s>                                       <c><c>
Media-NonCable - 1.0%
$   300,000    News America Hldgs.                       $    342,304
               8.00% due 10/17/2016
  2,850,000    Scholastic Corp.                             2,844,668
               5.75% due 1/15/2007

                                                            3,186,972

Merchandising-Supermarkets - 0.3%
  1,000,000    Delhaize America, Inc.                       1,000,452
               7.375% due 4/15/2006

Paper and Forest Products - 0.3%
    500,000    Packaging Corp. of  America                    484,680
               5.75% due 8/1/2013
    350,000    Weyerhaeuser Co.                               364,356
               6.75% due 3/15/2012

                                                              849,036

Pharmaceuticals - 0.5%
               Genentech, Inc.
    750,000    4.75% due 7/15/2015                            704,295
    550,000    5.25% due 7/15/2035                            494,768
    500,000    Teva Pharmaceutical Finance LLC                471,263
               6.15% due 2/1/2036

                                                            1,670,326

Railroads - 0.6%
    550,000    Burlington Northern Santa Fe Corp.             683,868
               7.95% due 8/15/2030
    300,000    CSX Corp.                                      293,601
               4.875% due 11/1/2009
  1,000,000    Norfolk Southern Corp.                       1,055,317
               6.75% due 2/15/2011

                                                            2,032,786

Real Estate Investment Trust - 0.5%
    225,000    EOP Operating LP                               236,738
               7.00% due 7/15/2011
    500,000    ERP Operating LP                               483,077
               5.375% due 8/1/2016
    550,000    Liberty Ppty. LP                               584,769
               7.25% due 3/15/2011
    275,000    Regency Centers LP                             288,486
               6.75% due 1/15/2012

                                                            1,593,070

Retailers - 0.6%
    500,000    CVS Corp.                                      470,401
               4.875% due 9/15/2014
    350,000    Federated Department Stores, Inc.              364,799
               7.00% due 2/15/2028
               Wal-Mart Stores, Inc.
    350,000    4.50% due 7/1/2015                             324,943
    830,000    8.75% due 12/29/2006                           831,967

                                                            1,992,110

Principal                                                      Value
Amount
- - -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- -- -
<c<c>          <s>                                       <c><c>
Technology - 0.5%
$   600,000    Cisco Systems, Inc.                       $    590,987
               5.50% due 2/22/2016
    450,000    Motorola, Inc.                                 466,012
               6.50% due 9/1/2025
    600,000    Pitney Bowes, Inc.                             558,524
               4.75% due 1/15/2016

                                                            1,615,523

Utilities-Electric - 1.6%
    450,000    Alabama Power Co.                              413,944
               5.65% due 3/15/2035
    450,000    Exelon Corp.                                   429,629
               4.45% due 6/15/2010
    500,000    FirstEnergy Corp.                              517,368
               6.45% due 11/15/2011
    650,000    Florida Power & Light Co.                      559,515
               4.95% due 6/1/2035
               Nevada Power Co.
    650,000    5.875% due 1/15/2015                           637,856
    350,000    6.65% due 4/1/2036+                            348,103
    250,000    Pacific Gas & Electric Co.                     244,645
               6.05% due 3/1/2034
    700,000    Potomac Edison Co.                             681,979
               5.35% due 11/15/2014
  1,000,000    Public Service Co. of New Mexico               970,539
               4.40% due 9/15/2008
    500,000    Public Service Electric Gas Co.                488,333
               5.125% due 9/1/2012

                                                            5,291,911

Wireless Communications - 1.5%
    650,000    America Movil S.A. de C.V.                     611,151
               6.375% due 3/1/2035
               New Cingular Wireless Svcs.
    800,000    8.125% due 5/1/2012                            898,265
    500,000    8.75% due 3/1/2031                             633,274
  1,150,000    Sprint Capital Corp.                         1,299,385
               8.375% due 3/15/2012
  1,410,000    Verizon Wireless Capital LLC                 1,410,157
               5.375% due 12/15/2006

                                                            4,852,232

Wireline Communications - 0.8%
    500,000    Deutsche Telekom Int'l. Finance BV             598,115
               8.25% due 6/15/2030(1)
               France Telecom S.A.
    800,000    7.75% due 3/1/2011(1)                          873,689
    335,000    8.50% due 3/1/2031(1)                          418,453
    950,000    Verizon Global Funding Corp.                   852,097
               5.85% due 9/15/2035

                                                            2,742,354

               Total Corporate Bonds                        63,056,894
               (Cost $63,948,622)

Principal                                                      Value
Amount
- - -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- -- -
<c<c>          <s>                                       <c><c>
Mortgage Pass-Through Securities - 26.3%
               FHLMC
$ 9,779,258    5.50% due 9/1/2034 - 1/1/2036             $  9,557,681
  5,386,675    6.00% due 11/1/2034                          5,399,150
     37,955    7.00% due 8/1/2008                              38,602
  3,000,000    5.50%, (30 yr. TBA)                          2,928,750
               FNMA
  16,918,324   5.00% due 10/1/2019 - 12/1/2034              16,241,776
  7,185,513    5.50% due 8/1/2019 - 4/1/2035                7,082,075
  9,640,385    6.00% due 5/1/2020 - 12/1/2035               9,666,886
  11,929,088   6.50% due 8/1/2010 - 3/1/2036                12,178,729
    847,572    7.00% due 9/1/2014 - 6/1/2032                  872,771
    619,906    7.50% due 12/1/2029                            648,392
    244,698    8.00% due 6/1/2008 - 9/1/2030                  258,682
         74    8.25% due 1/1/2009                                  74
  1,600,000    5.50%, (15 yr. TBA)                          1,590,000
  6,900,000    5.00%, (30 yr. TBA)                          6,567,937
  8,770,000    5.50%, (30 yr. TBA)                          8,558,976
  1,500,000    6.00%, (30 yr. TBA)                          1,499,532
               GNMA
  1,469,689    6.00% due 10/15/2032 - 12/15/2033            1,488,117
  1,413,714    6.50% due 2/15/2032 - 4/15/2033              1,466,061

               Total Mortgage Pass-
               Through Securities                           86,044,191
               (Cost $87,345,907)

Sovereign Debt Securities - 1.2%
               Pemex Project Funding Master Tr.
$   550,000    6.625% due 6/15/2035+                     $    531,300
    900,000    7.875% due 2/1/2009                            945,900
    600,000    Quebec Province                                566,432
               4.60% due 5/26/2015
    950,000    Republic of South Africa                       998,688
               6.50% due 6/2/2014
               United Mexican States
    150,000    4.625% due 10/8/2008                           146,775
    650,000    8.00% due 9/24/2022                            759,850

              Total Sovereign Debt Securities               3,948,945
              (Cost $3,792,779)

Taxable Municipal Security - 0.1%
$   450,000    Oregon Sch. Brds. Association             $    403,735
               4.759% due 6/30/2028
               (Cost $450,000)

U.S. Government Securities - 17.8%
U.S. Government Agency Securities - 3.9%
               FHLMC
$ 4,500,000    2.875% due 5/15/2007                      $  4,390,947
    910,000    3.15% due 12/16/2008                           866,181
               FNMA
  5,300,000    3.25% due 1/15/2008                          5,136,649
    760,000    4.50% due 12/1/2009                            739,596
  1,710,000    4.625% due 10/15/2014                        1,646,937

                                                            12,780,310

U.S. Treasury Bonds and Notes - 13.9%
               U.S. Treasury Bonds
Principal                                                      Value
Amount
- - -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- -- -
<c<c>          <s>                                       <c><c>
$ 9,236,000    5.375% due 2/15/2031                      $  9,722,331
  1,710,000    6.00% due 2/15/2026                          1,907,986
  5,720,000    6.25% due 8/15/2023(2)                       6,487,287
               U.S. Treasury Notes
  11,500,000   3.625% due 1/15/2010                         11,024,728
  3,105,000    4.125% due 8/15/2008 - 8/15/2010             3,029,025
  1,213,000    4.25% due 8/15/2015                          1,155,524
  2,505,000    4.375% due 5/15/2007                         2,491,496
  9,785,000    4.50% due 2/28/2011 - 2/15/2016              9,518,260

                                                            45,336,637

               Total U.S. Government Securities             58,116,947
               (Cost $59,768,848)

Commercial Paper - 10.7%
Automotive - 1.2%
$ 4,000,000    Toyota Motor Credit Corp.                 $  3,994,402
               4.58% due 4/12/2006(2)

Finance Companies - 2.8%
  5,000,000    Govco, Inc.                                  4,993,018
               4.57% due 4/12/2006(2)
  4,100,000    General Electric Capital Corp.               4,094,212
               4.62% due 4/12/2006(2)

                                                            9,087,230

Financial-Banks - 2.0%
  5,000,000    Abbey National NA LLC                        4,992,927
               4.63% due 4/12/2006(2)
  1,600,000    Danske Corp.                                 1,596,479
               4.66% due 4/18/2006(2)

                                                            6,589,406

Food and Beverage - 0.4%
  1,400,000    Coca Cola Enterprises Inc                    1,397,985
               4.71% due 4/12/2006(2)

Media-NonCable - 1.8%
  6,000,000    Gannett Co Inc                               5,991,347
               4.72% due 4/12/2006(2)

Oil and Gas Services - 0.8%
  2,500,000    Koch Inds.                                   2,496,509
               4.57% due 4/12/2006(2)

Utilities-Electric and Water - 1.7%
  5,500,000    Southern Co.                                 5,492,051
               4.73% due 4/12/2006(2)

               Total Commercial Paper                       35,048,930
               (Cost $35,048,930)

Repurchase Agreement - 4.0%
$ 13,259,000   State Street Bank and Trust Co.           $  13,259,000
               repurchase agreement,
               dated 3/31/2006, maturity
               value $13,264,138 at
               4.65%, due 4/3/2006 (2)(3)
               (Cost $13,259,000)

Total Investments - 111.2%                                  364,094,046
(Cost $370,625,555)
Payables for Mortgage Pass-Throughs
Delayed Delivery Securities(2) - (6.5)%                     -21,205,298
Liabilities in Excess of Cash, Receivables
and Other Assets - (4.7)%                                   -15,477,107

Net Assets - 100%                                        $  327,411,641


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At March 31, 2006, the aggregate market value of these securities amounted to $9,798,417 representing 3.0% of net asset of which $8,972,494 have been deemed liquid by investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
((1) Floating rate note. The rate shown is the rate in effect at March 31, 2006.
(2)  Securities are segregated to cover forward mortgage purchases.
(3) The repurchase agreement is fully collateralized by $13,220,000 in U.S. Government Agency 3.50% - 5.25%, due 4/15/2007 - 11/15/2007, with a value of $13,527,350.
Glossary of Terms:
TBA - To Be Announced.

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $      1,097,216
Gross unrealized depreciation .................       (7,628,725)
					          --------------
Net unrealized depreciation ................... $     (6,531,509)
                                                  ==============
-------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Bond Fund, Inc.


Date:     April 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Bond Fund, Inc.


Date:    April 26, 2006





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Bond Fund, Inc.


Date:     April 26, 2006